Leases (Details Textual) - ARS ($) $ in Millions	12 Months Ended
	Jun. 30, 2020	Jun. 30, 2019	Jun. 30, 2018
Disclosure of maturity analysis of finance lease payments receivable [line items]
Rent expense	$ 645	$ 269	$ 444
Anta Agreement [Member]
Disclosure of maturity analysis of finance lease payments receivable [line items]
Rent expense	$ 103	$ 73	$ 91
Percentage of rent fees	10.00%